Non-current assets of disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2022
Disclosure Non-current asset held for sale and discontinued operations [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
Note 14 Non-current assets of disposal groups classified as held for sale

a) International Business Operating segment

During September 2015, the Board of subsidiary Sáenz Briones & Cía. S.A.I.C authorized the sale of property located in Luján de Cuyo city, Province of Mendoza, Argentina. At the date of issuance of these Consolidated Financial Statements the administration is still committed with a sale plan for this property. In order to to seek out a buyer and keep high probabilities to sale it the subsidiary has changed the Real Estate Broker.

b) Wine Operating segment

In 2015, the Board of Viña Valles de Chile S.A. (“VVCH”) which is Viña San Pedro Tarapacá S.A., authorized the sale of certain fixed assets located in Rengo city, Provincia de Cachapoal, Sexta Región.

At the date of issuance of the Consolidated Financial Statements, this group of assets, which amounted ThCh$ 1,770,547, were reclassified to Property, plant and equipment, under the concept of Land, buildings and constructions; the latter considering that the elements required by the IFRS 5 to keep them classified as Non-current assets held for sale are not met.

In November 2022, the Board of Directors of Finca La Celia S.A. authorized the sale of the property identified as Finca Pocito, located in the province of San Juan, Argentina. On November 1, 2022, both the Purchase and Sale Agreement were signed and, together with the acceptance of the Offer, the partial payment was made according with the agreed price, and the occupnacy of the property was passed. It is expected that during the year 2023 the purchasers will complete the payment of the agreed price and the property ownership deed will be generated, materializing the sell. This transaction generated a loss in our results of ThCh$ 641,684 resulting from the lower book value to which the property was sold, discounting the costs to sell
(See
Note 32 - Other gains (losses)
).

As described in
Note 2 - Summary of significant accounting policies, 2.18
, non-current assets of disposal groups classified as held for sale have been recorded at the lower of carrying amount and fair value less cost to sale as of
December 31, 2022.

Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Land	1,428,465	1,848,903
Constructions	341,197	420,487
Machinery	20,135	13,330
Vines in formation (plantations)	226,240	-
Total	2,016,037	2,282,720